UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Andor Capital Management, L.L.C.

Address:  4 International Drive, Ste 100
          Rye Brook, New York 10573


13F File Number:  28-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin E. O'Brien
Title:  General Counsel
Phone:  (914) 607-6013

Signature, Place and Date of Signing:

   /s/ Kevin E. O'Brien          Rye Brook, New York         February 14, 2012
--------------------------     -----------------------     ---------------------
       [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         6

Form 13F Information Table Value Total:  $122,764
                                         (thousands)


List of Other Included Managers:  NONE

                                           FORM 13F INFORMATION TABLE
                                        Andor Capital Management, L.L.C.
                                                December 31, 2011

Column 1                 Column 2   Column 3    Column 4          Column 5          Column 6    Column 7           Column 8

                          Title                  Value       Shares/   Sh/  Put/   Investment    Other         Voting Authority
Name of Issuer           of Class     CUSIP     (x$1000)     Prn Amt   Prn  Call   Discretion   Managers     Sole      Shared   None
----------------------   --------   ---------   --------    ---------  ---  ----   ----------   --------   ---------   ------   ----
ALTERA CORP                COM      021441100     9,275       250,000   SH            Sole                   250,000     0       0
APPLE INC                  COM      037833100    60,750       150,000   SH            Sole                   150,000     0       0
INPHI CORP                 COM      45772F107    13,754     1,150,000   SH            Sole                 1,150,000     0       0
LSI CORPORATION            COM      502161102     5,950     1,000,000   SH            Sole                 1,000,000     0       0
QUALCOMM INC               COM      747525103    16,410       300,000   SH            Sole                   300,000     0       0
SKYWORKS SOLUTIONS INC     COM      83088M102    16,625     1,025,000   SH            Sole                 1,025,000     0       0




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